As filed with the Securities and Exchange Commission on February 13, 2014

Registration Nos. 033-16439 and 811-05159

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 118	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 120	☒

RS INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

One Bush Street

San Francisco, California 94104

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (800) 766-3863

MATTHEW H. SCANLAN

c/o RS Investments

One Bush Street

San Francisco, California 94104

(Name and Address of Agent for Service)

TIMOTHY W. DIGGINS, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment relates solely to RS Emerging Markets Small Cap Fund, a series of RS Investment Trust (the “Trust”). This amendment does not supersede or amend the Trust’s Registration Statement as it relates to any other series of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Registrant, RS Investment Trust, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 118 under the Securities Act and Amendment No. 120 under the 1940 Act to be signed on its behalf by the undersigned, thereto duly authorized, in the City and County of San Francisco and State of California, on the 13th day of February, 2014.

RS Investment Trust

By:	/s/ MATTHEW H. SCANLAN
Matthew H. Scanlan
Title: President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 118 to the Registration Statement on Form N-1A of RS Investment Trust has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ MATTHEW H. SCANLAN Matthew H. Scanlan	Trustee, President and Principal Executive Officer	February 13, 2014

SHELLY (TAM) CHU* Shelly (Tam) Chu	Treasurer and Principal Financial and Accounting Officer	February 13, 2014

JUDSON BERGMAN* Judson Bergman	Trustee	February 13, 2014

DENNIS M. BUSHE* Dennis M. Bushe	Trustee	February 13, 2014

KENNETH R. FITZSIMMONS JR.* Kenneth R. Fitzsimmons, Jr.	Trustee	February 13, 2014

ANNE M. GOGGIN* Anne M. Goggin	Trustee	February 13, 2014

LAWRENCE E. HARRIS* Lawrence E. Harris	Trustee	February 13, 2014

CHRISTOPHER C. MELVIN JR.* Christopher C. Melvin Jr.	Trustee	February 13, 2014

DEANNA M. MULLIGAN* Deanna M. Mulligan	Trustee	February 13, 2014

GLORIA S. NELUND* Gloria S. Nelund	Trustee	February 13, 2014

* By:	/s/ NINA GUPTA Nina Gupta Attorney-in-Fact pursuant to the powers of attorney previously filed or filed herewith

EXHIBIT INDEX

EXHIBIT NO.	TITLE OF EXHIBIT

101	Risk/Return summary in interactive data format.